Finance income and charges	6 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Finance income and charges	Finance income and charges

	Six months ended 31 December 2025	Six months ended 31 December 2024
	$ million	$ million
Interest income	121	90
Fair value gain on financial instruments	42	78
Total interest income	163	168
Interest charge on bonds, commercial paper, bank loans and overdrafts	(418)	(369)
Interest charge on finance leases	(17)	(14)
Borrowing costs capitalised	28	—
Other interest charges	(121)	(160)
Fair value loss on financial instruments	(49)	(78)
Total interest charges	(577)	(621)
Net interest charges	(414)	(453)

Net finance income in respect of post-employment plans in surplus	27	21
Monetary gain on hyperinflation in various economies (a)	8	21
Interest income in respect of direct and indirect tax	3	4
Change in financial liability - Zacapa (Level 3)	—	6
Total other finance income	38	52
Net finance charge in respect of post-employment plans in deficit	(10)	(4)
Interest charge in respect of direct and indirect tax	(19)	(22)
Unwinding of discounts	(8)	(8)
Change in financial liability - Zacapa (Level 3)	(1)	—
Guarantee fees	(9)	(1)
Other finance charges	(10)	(6)
Total other finance charges	(57)	(41)
Net other finance (charges)/income	(19)	11
(a) Hyperinflationary adjustments
The group applied hyperinflationary accounting for its operations in Türkiye and Venezuela.
The group’s consolidated financial statements include the results and financial position of its operations in hyperinflationary economies restated to the measuring unit current at the end of each period, with hyperinflationary gains and losses in respect of monetary items being reported in finance income and charges. Comparative amounts presented in the consolidated financial statements are not restated. When applying IAS 29 on an ongoing basis, comparatives in stable currency are not restated and the effect of inflating opening net assets to the measuring unit current at the end of the reporting period is presented in other comprehensive income.
The movement in the publicly available official price index for the six months ended 31 December 2025 was 12% (2024 –
16%) in Türkiye. The inflation rate used by the group for Venezuela is based on data of various independent valuers, as no reliable officially published rate is available. Movement in the price index for the six months ended 31 December 2025 was
65% (2024 – 36%) in Venezuela.